Distribution Date:	12/12/22	GS Mortgage Securities Corporation II
Determination Date:	12/06/22
Next Distribution Date:	01/12/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014-GC22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	23		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	25	Controlling Class	Deer Park Road Management Company, LP
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
			KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
Interest Shortfall Detail - Collateral Level	27
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253BAQ6	1.290000%	36,754,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253BAR4	2.903000%	8,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253BAS2	3.516000%	197,682,000.00	49,204,584.42	0.00	144,169.43	0.00	0.00	144,169.43	49,204,584.42	39.45%	30.00%
A-4	36253BAT0	3.587000%	160,000,000.00	160,000,000.00	0.00	478,266.67	0.00	0.00	478,266.67	160,000,000.00	39.45%	30.00%
A-5	36253BAU7	3.862000%	217,072,000.00	217,072,000.00	0.00	698,610.05	0.00	0.00	698,610.05	217,072,000.00	39.45%	30.00%
A-AB	36253BAV5	3.467000%	52,638,000.00	13,400,045.55	867,612.86	38,714.96	0.00	0.00	906,327.82	12,532,432.69	39.45%	30.00%
A-S	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00	32.98%	25.13%
B	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00	23.03%	17.63%
C	36253BBB8	4.686339%	38,458,000.00	38,458,000.00	0.00	150,189.35	0.00	0.00	150,189.35	38,458,000.00	17.72%	13.63%
D	36253BAE3	4.686339%	60,092,000.00	60,092,000.00	0.00	234,676.24	0.00	0.00	234,676.24	60,092,000.00	9.43%	7.38%
E	36253BAG8	3.582000%	16,826,000.00	16,826,000.00	0.00	50,225.61	0.00	0.00	50,225.61	16,826,000.00	7.11%	5.63%
F	36253BAJ2	3.582000%	20,431,000.00	20,431,000.00	0.00	60,986.53	0.00	0.00	60,986.53	20,431,000.00	4.29%	3.50%
G*	36253BAL7	3.582000%	33,651,512.00	31,066,046.34	0.00	30,320.08	0.00	0.00	30,320.08	31,066,046.34	0.00%	0.00%
S	36253BBC6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253BAN3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			961,465,514.00	725,531,676.31	867,612.86	2,310,675.21	0.00	0.00	3,178,288.07	724,664,063.45

X-A	36253BAW3	0.936461%	719,897,000.00	486,548,629.97	0.00	379,694.95	0.00	0.00	379,694.95	485,681,017.11
X-B	36253BAX1	0.295339%	72,110,000.00	72,110,000.00	0.00	17,747.41	0.00	0.00	17,747.41	72,110,000.00
X-C	36253BAA1	1.104339%	16,826,000.00	16,826,000.00	0.00	15,484.67	0.00	0.00	15,484.67	16,826,000.00
X-D	36253BAC7	1.104339%	54,082,512.00	51,497,046.34	0.00	47,391.83	0.00	0.00	47,391.83	51,497,046.34
Notional SubTotal			862,915,512.00	626,981,676.31	0.00	460,318.86	0.00	0.00	460,318.86	626,114,063.45

Deal Distribution Total					867,612.86	2,770,994.07	0.00	0.00	3,638,606.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253BAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253BAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253BAS2	248.90776307	0.00000000	0.72929973	0.00000000	0.00000000	0.00000000	0.00000000	0.72929973	248.90776307
A-4	36253BAT0	1,000.00000000	0.00000000	2.98916669	0.00000000	0.00000000	0.00000000	0.00000000	2.98916669	1,000.00000000
A-5	36253BAU7	1,000.00000000	0.00000000	3.21833332	0.00000000	0.00000000	0.00000000	0.00000000	3.21833332	1,000.00000000
A-AB	36253BAV5	254.56980793	16.48263346	0.73549451	0.00000000	0.00000000	0.00000000	0.00000000	17.21812797	238.08717447
A-S	36253BAY9	1,000.00000000	0.00000000	3.42750000	0.00000000	0.00000000	0.00000000	0.00000000	3.42750000	1,000.00000000
B	36253BAZ6	1,000.00000000	0.00000000	3.65916669	0.00000000	0.00000000	0.00000000	0.00000000	3.65916669	1,000.00000000
C	36253BBB8	1,000.00000000	0.00000000	3.90528239	0.00000000	0.00000000	0.00000000	0.00000000	3.90528239	1,000.00000000
D	36253BAE3	1,000.00000000	0.00000000	3.90528257	0.00000000	0.00000000	0.00000000	0.00000000	3.90528257	1,000.00000000
E	36253BAG8	1,000.00000000	0.00000000	2.98500000	0.00000000	0.00000000	0.00000000	0.00000000	2.98500000	1,000.00000000
F	36253BAJ2	1,000.00000000	0.00000000	2.98499976	0.00000000	0.00000000	0.00000000	0.00000000	2.98499976	1,000.00000000
G	36253BAL7	923.16940588	0.00000000	0.90100201	1.85465871	28.11568081	0.00000000	0.00000000	0.90100201	923.16940588
S	36253BBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253BAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253BAW3	675.85867141	0.00000000	0.52742955	0.00000000	0.00000000	0.00000000	0.00000000	0.52742955	674.65348114
X-B	36253BAX1	1,000.00000000	0.00000000	0.24611580	0.00000000	0.00000000	0.00000000	0.00000000	0.24611580	1,000.00000000
X-C	36253BAA1	1,000.00000000	0.00000000	0.92028230	0.00000000	0.00000000	0.00000000	0.00000000	0.92028230	1,000.00000000
X-D	36253BAC7	952.19405378	0.00000000	0.87628751	0.00000000	0.00000000	0.00000000	0.00000000	0.87628751	952.19405378

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/22 - 11/30/22	30	0.00	144,169.43	0.00	144,169.43	0.00	0.00	0.00	144,169.43	0.00
A-4	11/01/22 - 11/30/22	30	0.00	478,266.67	0.00	478,266.67	0.00	0.00	0.00	478,266.67	0.00
A-5	11/01/22 - 11/30/22	30	0.00	698,610.05	0.00	698,610.05	0.00	0.00	0.00	698,610.05	0.00
A-AB	11/01/22 - 11/30/22	30	0.00	38,714.96	0.00	38,714.96	0.00	0.00	0.00	38,714.96	0.00
X-A	11/01/22 - 11/30/22	30	0.00	379,694.95	0.00	379,694.95	0.00	0.00	0.00	379,694.95	0.00
X-B	11/01/22 - 11/30/22	30	0.00	17,747.41	0.00	17,747.41	0.00	0.00	0.00	17,747.41	0.00
X-C	11/01/22 - 11/30/22	30	0.00	15,484.67	0.00	15,484.67	0.00	0.00	0.00	15,484.67	0.00
X-D	11/01/22 - 11/30/22	30	0.00	47,391.83	0.00	47,391.83	0.00	0.00	0.00	47,391.83	0.00
A-S	11/01/22 - 11/30/22	30	0.00	160,653.78	0.00	160,653.78	0.00	0.00	0.00	160,653.78	0.00
B	11/01/22 - 11/30/22	30	0.00	263,862.51	0.00	263,862.51	0.00	0.00	0.00	263,862.51	0.00
C	11/01/22 - 11/30/22	30	0.00	150,189.35	0.00	150,189.35	0.00	0.00	0.00	150,189.35	0.00
D	11/01/22 - 11/30/22	30	0.00	234,676.24	0.00	234,676.24	0.00	0.00	0.00	234,676.24	0.00
E	11/01/22 - 11/30/22	30	0.00	50,225.61	0.00	50,225.61	0.00	0.00	0.00	50,225.61	0.00
F	11/01/22 - 11/30/22	30	0.00	60,986.53	0.00	60,986.53	0.00	0.00	0.00	60,986.53	0.00
G	11/01/22 - 11/30/22	30	881,093.04	92,732.15	0.00	92,732.15	62,412.07	0.00	0.00	30,320.08	946,135.17
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			881,093.04	2,833,406.14	0.00	2,833,406.14	62,412.07	0.00	0.00	2,770,994.07	946,135.17

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36253BBB8	4.686339%	38,458,000.00	38,458,000.00	0.00	150,189.35	0.00	0.00	150,189.35	38,458,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			157,440,000.03	157,440,000.00	0.00	574,705.64	0.00	0.00	574,705.64	157,440,000.00

Exchangeable Certificate Details
PEZ	36253BBA0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,638,606.93
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	0
Aggregate Unpaid Principal Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,849,426.14	Master Servicing Fee	11,122.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,892.43
Interest Adjustments	0.00	Trustee Fee	314.40
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	302.30
ARD Interest	0.00	Operating Advisor Fee	816.22
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	1,572.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,849,426.14	Total Fees	16,019.98

Principal		Expenses/Reimbursements
Scheduled Principal	867,612.86	Reimbursement for Interest on Advances	695.33
Unscheduled Principal Collections		ASER Amount	40,508.41
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,208.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	867,612.86	Total Expenses/Reimbursements	62,412.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,770,994.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	867,612.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,638,606.93
Total Funds Collected	3,717,039.00	Total Funds Distributed	3,717,038.98

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	725,531,676.31	725,531,676.31	Beginning Certificate Balance	725,531,676.31
(-) Scheduled Principal Collections	867,612.86	867,612.86	(-) Principal Distributions	867,612.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	724,664,063.45	724,664,063.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	725,830,744.58	725,830,744.58	Ending Certificate Balance	724,664,063.45
Ending Actual Collateral Balance	724,983,163.64	724,983,163.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	162,586,678.63	22.44%	17	4.8041	NAP	Defeased	11	162,586,678.63	22.44%	17	4.8041	NAP
3,000,000 or less	5	11,941,028.53	1.65%	17	5.0894	1.856771	1.30 or less	11	280,981,466.84	38.77%	6	4.6345	0.651912
3,000,001 to 5,000,000	9	36,676,992.67	5.06%	17	4.9044	2.352411	1.31-1.40	1	12,588,370.27	1.74%	18	4.6500	1.383900
5,000,001 to 10,000,000	12	80,014,848.19	11.04%	18	4.8908	1.510373	1.41-1.50	6	135,665,715.93	18.72%	17	4.6620	1.476221
10,000,001 to 15,000,000	10	120,204,360.10	16.59%	18	4.7090	1.363806	1.51-1.60	3	29,874,449.34	4.12%	17	4.8349	1.569774
15,000,001 to 20,000,000	1	18,240,155.33	2.52%	18	4.7190	(0.500300)	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	3	19,298,657.99	2.66%	18	4.6740	1.745573
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	5	33,246,542.24	4.59%	18	4.7598	1.862765
60,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.20	5	20,818,548.26	2.87%	17	4.9754	2.066845
80,000,001 to 100,000,000	2	185,000,000.00	25.53%	1	4.5262	0.782497	2.21 or greater	6	29,603,633.95	4.09%	17	4.8762	2.820424
100,000,001 or greater	1	110,000,000.00	15.18%	16	4.6600	1.282100	Totals	51	724,664,063.45	100.00%	13	4.7127	1.260682
Totals	51	724,664,063.45	100.00%	13	4.7127	1.260682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	30	162,586,678.63	22.44%	17	4.8041	NAP
							Defeased	30	162,586,678.63	22.44%	17	4.8041	NAP
Alabama	3	16,761,973.56	2.31%	18	4.6988	1.628080
							Industrial	3	17,579,617.20	2.43%	17	4.7726	2.099720
Arizona	1	6,259,791.84	0.86%	17	4.9290	2.301000
							Lodging	2	19,075,255.21	2.63%	17	5.0573	0.993011
California	3	15,192,940.23	2.10%	18	4.9018	2.344780
							Mixed Use	4	113,293,453.58	15.63%	(9)	4.5155	0.505529
Colorado	3	7,612,402.71	1.05%	18	4.8323	1.252642
							Multi-Family	3	22,008,078.42	3.04%	18	4.6517	1.342257
Florida	3	18,780,044.16	2.59%	17	4.7384	1.943650
							Office	15	184,120,800.07	25.41%	17	4.6583	1.200464
Georgia	1	4,606,497.98	0.64%	18	4.9175	1.848800
							Retail	18	194,987,250.50	26.91%	17	4.7530	1.431661
Indiana	1	2,571,270.14	0.35%	18	5.1000	2.101100
							Self Storage	5	11,012,930.03	1.52%	18	5.0183	2.456414
Kentucky	1	12,588,370.27	1.74%	18	4.6500	1.383900
							Totals	80	724,664,063.45	100.00%	13	4.7127	1.260682
Maine	1	110,000,000.00	15.18%	16	4.6600	1.282100

Michigan	7	47,932,471.90	6.61%	17	4.8156	0.944981

New Hampshire	1	11,945,238.23	1.65%	17	4.7400	0.907600

New Mexico	1	13,205,869.94	1.82%	18	4.5470	1.750600

North Carolina	4	105,438,148.88	14.55%	(11)	4.5354	0.234512

North Dakota	1	3,129,214.50	0.43%	18	5.0000	1.464800

Ohio	2	20,820,493.06	2.87%	18	4.7167	0.871386

Pennsylvania	5	27,378,656.89	3.78%	18	4.9605	1.502540

South Carolina	2	19,671,747.28	2.71%	17	4.8984	1.209637

Texas	3	18,182,252.44	2.51%	18	4.6626	1.905651

Washington	7	100,000,001.00	13.80%	17	4.6080	1.478900

Totals	80	724,664,063.45	100.00%	13	4.7127	1.260682

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	162,586,678.63	22.44%	17	4.8041	NAP	Defeased	11	162,586,678.63	22.44%	17	4.8041	NAP
	4.500% or less	1	85,000,000.00	11.73%	(18)	4.4300	(0.036800)	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	329,711,173.37	45.50%	17	4.6370	1.314910	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	17	112,094,902.83	15.47%	17	4.8940	1.647741	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	8	32,905,225.41	4.54%	18	5.0799	1.515773	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	1	2,366,083.21	0.33%	15	5.4500	2.076700	49 months or greater	40	562,077,384.82	77.56%	12	4.6863	1.191840
	Totals	51	724,664,063.45	100.00%	13	4.7127	1.260682	Totals	51	724,664,063.45	100.00%	13	4.7127	1.260682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	162,586,678.63	22.44%	17	4.8041	NAP	Defeased	11	162,586,678.63	22.44%	17	4.8041	NAP
	60 months or less	40	562,077,384.82	77.56%	12	4.6863	1.191840	Interest Only	3	295,000,000.00	40.71%	7	4.5761	0.968790
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	37	267,077,384.82	36.86%	18	4.8080	1.438210
	Totals	51	724,664,063.45	100.00%	13	4.7127	1.260682	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	724,664,063.45	100.00%	13	4.7127	1.260682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	162,586,678.63	22.44%	17	4.8041	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	536,032,639.76	73.97%	12	4.6833	1.158495
	13 months to 24 months	4	26,044,745.06	3.59%	18	4.7484	1.878116
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	724,664,063.45	100.00%	13	4.7127	1.260682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304101154	RT	South Portland	ME	Actual/360	4.660%	427,166.67	0.00	0.00	N/A	04/03/24	--	110,000,000.00	110,000,000.00	12/03/22
2	302090002	OF	Seattle	WA	Actual/360	4.608%	384,000.00	0.00	0.00	N/A	05/06/24	--	100,000,000.00	100,000,000.00	12/06/22
3	304101183	MU	Charlotte	NC	Actual/360	4.430%	313,791.67	0.00	0.00	N/A	06/06/21	--	85,000,000.00	85,000,000.00	12/06/21
7	302090007	MF	Various	IL	Actual/360	4.990%	131,425.91	47,132.23	0.00	N/A	06/06/24	--	31,605,428.74	31,558,296.51	12/06/22
8	302090008	MF	Pittsfield Township	MI	Actual/360	4.840%	125,195.82	47,688.34	0.00	N/A	05/06/24	02/06/24	31,040,285.62	30,992,597.28	12/06/22
9	407000246	SS	Various	CA	Actual/360	4.878%	107,414.58	56,705.83	0.00	N/A	02/06/24	--	26,421,543.45	26,364,837.62	12/06/22
10	407000259	OF	Huntsville	AL	Actual/360	4.595%	49,894.82	26,952.54	0.00	N/A	06/06/24	--	13,031,620.81	13,004,668.27	12/06/22
11	407000257	IN	Tampa	FL	Actual/360	4.595%	21,953.72	11,859.12	0.00	N/A	06/06/24	--	5,733,912.97	5,722,053.85	12/06/22
12	302090012	OF	Southfield	MI	Actual/360	4.719%	71,886.19	39,866.60	0.00	N/A	06/06/24	--	18,280,021.93	18,240,155.33	12/06/22
13	302090013	MF	Shelby Township	MI	Actual/360	4.592%	58,357.08	33,832.87	0.00	N/A	06/06/24	--	15,250,107.18	15,216,274.31	12/06/22
14	302090014	MF	Kent	OH	Actual/360	4.597%	53,429.91	30,921.84	0.00	N/A	06/06/24	--	13,947,333.72	13,916,411.88	12/06/22
15	695100283	MU	Bloomfield Township	MI	Actual/360	4.842%	55,656.69	29,750.85	0.00	N/A	05/06/24	--	13,793,478.50	13,763,727.65	12/06/22
16	695100293	RT	Gallup	NM	Actual/360	4.547%	50,143.64	27,552.33	0.00	N/A	06/06/24	--	13,233,422.27	13,205,869.94	12/06/22
17	302090017	OF	Lexington	KY	Actual/360	4.650%	48,880.25	25,887.09	0.00	N/A	06/06/24	--	12,614,257.36	12,588,370.27	12/06/22
18	304101176	OF	Portsmouth	NH	Actual/360	4.740%	47,287.10	26,180.21	0.00	N/A	05/06/24	--	11,971,418.60	11,945,238.39	12/06/22
19	302090019	SS	Various	AL	Actual/360	4.590%	47,721.52	19,868.67	0.00	N/A	06/06/24	03/06/24	12,476,214.55	12,456,345.88	12/06/22
20	407000250	MU	Aventura	FL	Actual/360	4.658%	41,594.39	23,694.33	0.00	N/A	05/06/24	--	10,715,601.32	10,691,906.99	12/06/22
21	695100282	LO	North Charleston	SC	Actual/360	4.995%	43,776.53	22,214.95	0.00	N/A	05/06/24	--	10,516,884.54	10,494,669.59	12/06/22
22	695100292	RT	Johnstown	PA	Actual/360	4.860%	40,722.38	20,031.91	0.00	N/A	06/06/24	--	10,054,909.14	10,034,877.23	07/06/21
23	302090023	RT	Tyler	TX	Actual/360	4.686%	41,304.84	17,675.62	0.00	N/A	06/06/24	--	10,576,295.51	10,558,619.89	12/06/22
24	302090024	MH	Various	Various	Actual/360	5.077%	38,216.55	18,756.41	0.00	N/A	04/06/24	--	9,031,975.39	9,013,218.98	12/06/22
25	695100285	RT	Buffalo Grove	IL	Actual/360	4.735%	36,050.29	18,627.79	0.00	05/06/24	05/06/29	05/06/24	9,136,292.01	9,117,664.22	12/06/22
26	304101169	LO	Broomfield	CO	Actual/360	4.700%	34,545.34	19,392.99	0.00	N/A	05/06/24	--	8,820,087.75	8,800,694.76	12/06/22
27	695100294	OF	Myrtle Beach	SC	Actual/360	4.788%	36,685.49	17,280.36	0.00	N/A	06/06/24	--	9,194,357.96	9,177,077.60	12/06/22
28	302090028	LO	Pineville	NC	Actual/360	5.133%	36,782.83	17,718.18	0.00	N/A	06/06/24	--	8,598,303.71	8,580,585.53	12/06/22
29	302090029	SS	Various	GA	Actual/360	4.590%	35,791.14	14,901.50	0.00	N/A	06/06/24	03/06/24	9,357,161.04	9,342,259.54	12/06/22
30	304101179	RT	Various	Various	Actual/360	5.000%	31,888.09	16,063.50	0.00	N/A	06/06/24	--	7,653,142.34	7,637,078.84	12/06/22
31	302090031	OF	Cincinnati	OH	Actual/360	4.958%	28,586.05	14,688.82	0.00	N/A	05/06/24	--	6,918,770.15	6,904,081.33	12/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	302090032	IN	Charlotte	NC	Actual/360	4.859%	27,763.47	14,757.21	0.00	N/A	05/06/24	--	6,857,293.28	6,842,536.07	12/06/22
34	304101178	OF	San Diego	CA	Actual/360	4.870%	27,026.00	14,228.57	0.00	N/A	06/06/24	--	6,659,384.76	6,645,156.19	12/06/22
35	407000239	RT	Gilbert	AZ	Actual/360	4.929%	25,767.02	13,371.05	0.00	N/A	05/06/24	--	6,273,163.22	6,259,792.17	12/06/22
36	302090036	OF	College Station	TX	Actual/360	4.519%	21,217.86	18,877.72	0.00	N/A	05/06/24	--	5,634,929.82	5,616,052.10	12/06/22
37	302090037	RT	Various	Various	Actual/360	4.995%	24,913.47	12,642.66	0.00	N/A	05/06/24	--	5,985,218.39	5,972,575.73	12/06/22
38	304101180	RT	Pittsburgh	PA	Actual/360	5.070%	23,890.63	11,754.85	0.00	N/A	06/06/24	--	5,654,586.49	5,642,831.64	12/06/22
40	407000251	SS	Madison	TN	Actual/360	4.400%	20,040.34	12,509.12	0.00	N/A	05/06/24	02/06/24	5,465,546.86	5,453,037.74	12/06/22
42	302090042	IN	Charlotte	NC	Actual/360	4.859%	20,348.38	10,815.84	0.00	N/A	05/06/24	--	5,025,842.98	5,015,027.14	12/06/22
43	304101171	RT	Altoona	PA	Actual/360	5.020%	18,953.61	14,434.48	0.00	N/A	05/06/24	--	4,530,743.90	4,516,309.42	12/06/22
44	407000252	RT	Athens	GA	Actual/360	4.918%	18,917.20	9,799.51	0.00	N/A	06/06/24	--	4,616,297.49	4,606,497.98	12/06/22
45	304101184	SS	Various	Various	Actual/360	4.940%	19,319.62	8,671.32	0.00	N/A	05/06/24	--	4,693,025.92	4,684,354.60	12/06/22
46	304101175	MF	Clio	MI	Actual/360	4.860%	17,336.68	9,210.30	0.00	N/A	05/06/24	--	4,280,662.09	4,271,451.79	12/06/22
47	695100287	MF	Warren	MI	Actual/360	4.623%	16,300.80	9,400.19	0.00	N/A	05/06/24	--	4,231,226.65	4,221,826.46	12/06/22
48	304101174	MF	Big Rapids	MI	Actual/360	4.880%	15,771.19	8,321.59	0.00	N/A	05/06/24	--	3,878,161.60	3,869,840.01	12/06/22
49	302090049	RT	Centennial	CO	Actual/360	4.800%	15,803.87	7,412.57	0.00	N/A	06/06/24	--	3,950,967.01	3,943,554.44	12/06/22
50	302090050	MU	Palm Springs	CA	Actual/360	4.843%	15,518.19	7,680.25	0.00	N/A	06/06/24	--	3,845,499.61	3,837,819.36	12/06/22
51	304101187	SS	Various	AL	Actual/360	5.060%	15,876.35	7,837.85	0.00	N/A	06/06/24	--	3,765,143.14	3,757,305.29	12/06/22
53	695100286	RT	Farmington Hills	MI	Actual/360	5.089%	13,766.82	6,769.10	0.00	N/A	05/06/24	--	3,246,254.21	3,239,485.11	12/06/22
54	304101182	SS	Indianapolis	IN	Actual/360	5.100%	10,948.98	4,959.45	0.00	N/A	06/06/24	--	2,576,229.59	2,571,270.14	12/06/22
55	695100290	RT	Troy	MI	Actual/360	5.030%	9,973.92	4,973.80	0.00	N/A	06/06/24	--	2,379,464.04	2,374,490.24	12/06/22
56	301461001	RT	Marianna	FL	Actual/360	5.450%	10,767.58	4,760.46	0.00	N/A	03/06/24	--	2,370,843.67	2,366,083.21	12/06/22
57	302090057	RT	Centennial	CO	Actual/360	4.800%	9,643.04	4,522.92	0.00	N/A	06/06/24	--	2,410,759.82	2,406,236.90	12/06/22
58	302090058	RT	Novi	MI	Actual/360	5.070%	9,411.63	4,657.17	0.00	N/A	05/06/24	--	2,227,605.21	2,222,948.04	12/06/22
Totals							2,849,426.14	867,612.86	0.00				725,531,676.31	724,664,063.45

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,572,138.00	11,449,606.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,116,132.67	13,493,498.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1,562,562.56	(103,971.00)	01/01/22	09/30/22	09/07/21	5,552,736.86	187,481.97	292,241.17	3,621,698.65	990,047.88	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,619,947.00	1,174,686.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	924,728.00	711,681.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(158,157.60)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	743,502.27	603,442.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,670,699.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,819,217.58	1,328,971.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,437,694.22	1,147,541.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,017,374.69	731,698.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,474,103.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,584,018.22	1,392,394.97	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	480,697.00	423,316.50	01/01/22	09/30/22	12/06/22	5,003,534.22	129,029.66	40,233.42	896,450.43	104,031.39	0.00
23	1,347,802.15	1,065,893.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	517,519.37	460,675.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	65,758.00	324,901.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	799,537.03	908,900.68	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	895,512.00	552,526.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,212,464.44	926,257.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	826,648.10	610,629.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	978,080.93	864,045.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	916,428.15	623,752.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	776,810.25	555,439.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	850,024.68	714,676.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	433,612.57	578,587.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	833,711.15	624,890.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	617,466.04	342,742.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	772,992.90	728,621.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	516,245.95	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	374,825.92	256,661.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	412,035.90	157,564.45	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	346,624.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	646,557.60	479,502.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	487,624.64	179,104.67	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	408,827.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	388,488.32	181,880.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	360,675.20	305,494.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	367,321.18	134,343.03	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	268,406.00	250,888.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	69,423,787.85	45,043,716.51				10,556,271.08	316,511.63	332,474.59	4,518,149.08	1,094,079.27	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/22	0	0.00	0	0.00	1	10,034,877.23	0	0.00	2	95,034,877.23	0	0.00	0	0.00	0	0.00	4.712729%	4.653455%	13
11/14/22	0	0.00	0	0.00	1	10,054,909.14	0	0.00	2	95,054,909.14	0	0.00	0	0.00	0	0.00	4.712835%	4.653585%	14
10/13/22	0	0.00	0	0.00	1	10,073,505.81	0	0.00	2	95,073,505.81	0	0.00	0	0.00	0	0.00	4.712934%	4.653706%	15
09/12/22	0	0.00	0	0.00	1	10,093,381.90	0	0.00	2	95,093,381.90	0	0.00	0	0.00	0	0.00	4.713039%	4.653835%	16
08/12/22	0	0.00	0	0.00	1	10,111,818.23	0	0.00	1	10,111,818.23	0	0.00	0	0.00	0	0.00	4.713136%	4.653954%	17
07/12/22	0	0.00	0	0.00	1	10,130,177.73	0	0.00	1	10,130,177.73	0	0.00	0	0.00	0	0.00	4.713232%	4.654072%	18
06/10/22	0	0.00	0	0.00	1	10,149,825.23	0	0.00	1	10,149,825.23	0	0.00	0	0.00	0	0.00	4.713335%	4.654199%	19
05/12/22	0	0.00	0	0.00	1	10,168,026.33	0	0.00	1	10,168,026.33	0	0.00	0	0.00	0	0.00	4.713430%	4.654315%	20
04/12/22	0	0.00	0	0.00	1	10,187,521.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.713532%	4.654441%	21
03/11/22	0	0.00	0	0.00	1	10,205,565.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.713625%	4.654556%	22
02/11/22	0	0.00	0	0.00	1	10,227,658.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.713742%	4.654698%	23
01/12/22	0	0.00	0	0.00	1	10,245,535.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.713834%	4.654811%	24
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304101183	12/06/21	11	5	292,241.17	3,621,698.65	2,257,380.58	85,000,000.00	03/16/21	7			08/24/22
22	695100292	07/06/21	16	6	40,233.42	896,450.43	623,200.80	10,353,977.39	05/10/19	7			04/11/22
Totals					332,474.59	4,518,149.08	2,880,581.38	95,353,977.39
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		85,000,000	0	0		85,000,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		639,664,063	629,629,186	0		10,034,877
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	724,664,063	629,629,186	0	0	0	95,034,877
Nov-22	725,531,676	630,476,767	0	0	0	95,054,909
Oct-22	726,338,471	631,264,966	0	0	0	95,073,506
Sep-22	727,199,411	632,106,029	0	0	0	95,093,382
Aug-22	727,999,339	632,887,521	0	0	85,000,000	10,111,818
Jul-22	728,795,973	633,665,796	0	0	85,000,000	10,130,178
Jun-22	729,647,120	634,497,294	0	0	85,000,000	10,149,825
May-22	730,436,969	635,268,943	0	0	85,000,000	10,168,026
Apr-22	731,281,576	636,094,055	0	0	95,187,521	0
Mar-22	732,064,695	636,859,130	0	0	95,205,565	0
Feb-22	733,019,310	637,791,651	0	0	95,227,659	0
Jan-22	733,795,273	638,549,738	0	0	95,245,536	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	304101183	85,000,000.00	85,000,000.00	86,800,000.00	07/08/22	(103,971.00)	(0.03680)	09/30/22	06/06/21	I/O
22	695100292	10,034,877.23	10,353,977.39	7,500,000.00	10/17/22	341,384.50	0.62430	09/30/22	06/06/24	257
Totals		95,034,877.23	95,353,977.39	94,300,000.00		237,413.50

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	304101183	MU	NC	03/16/21	7

The loan transferred to special servicing on 3/16/21 due to imminent monetary default. The Borrower sent in a letter noting that they would not be funding the shortfall amount for the March 2021 payment. The loan matured in June 2021 and a receiver was ap pointed on 7/16/21. The loan is secured by a 304,772 SF mixed use property located in Charlotte, NC. The 4-story retail and office complex was built in 2008 and renovated in 2011. A March 2022 inspection found the asset in good overall condition noting several recent improvements to the collateral to cure previously observed deferred maintenance. The submarket has been dramatically impacted by the COVID-19 pandemic with major employers in the submarket finally starting to return to the office as of spring 2022. As a result, there has been little leasing activity over the past several quarters. As of October 2022, the asset was 31% leased. Title was received in August 2022. An improvement plan to cure deferred maintenance is underway and expected to be complete in fall 2023. The receiver was dismissed in October 2022. The special servicer is in the process of evaluating next steps.
22	695100292	RT	PA	05/10/19	7

The loan transferred to special servicing effective 5/10/19 due to payment default. The loan is secured by a 201,712 sf retail property located in Johnstown, PA. The property was built in 1964 and is anchored by Memorial Medical Center

(60,000sf) with a November 2023 lease expiration. Good Cents Grocery occupied 46,032 sf but vacated in December 2016. December 2022 occupancy is 54%. The property was inspected 5/27/22 and found to be in fair condition at that time.

PNA signed. The loan was cash managed. After several modification discussions, the Borrower indicated they can no longer support the collateral and would no longer pursue a modification. A receiver was appointed on 6/24/2021. The Trust was the high bidder at the 3/11/2022 Sheriff's Sale. The Sheriff's Deed was recorded 4/14/22. The leasing team is working on finalizing a lease for part of the vacant grocer space. There is no certainty a lease will result from this activity. The strategy is to lease up and stabilize the property before disposition.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304101154	0.00	4.66000%	0.00	4.66000%	10	11/03/20	11/03/20	12/07/20
1	304101154	0.00	4.66000%	0.00	4.66000%	10	12/07/20	11/03/20	11/03/20
28	302090028	9,065,207.00	5.13350%	9,065,207.00 5.13350%		10	05/04/20	05/06/20	07/06/20
28	302090028	0.00	5.13350%	0.00	5.13350%	10	07/06/20	05/06/20	05/04/20
Totals		9,065,207.00		9,065,207.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	304101173 12/10/21	5,470,756.78	3,700,000.00	3,594,065.83	477,810.77	3,360,074.65	2,882,263.88	2,588,492.90	0.00	3,026.50	2,585,466.40	41.28%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,470,756.78	3,700,000.00	3,594,065.83	477,810.77	3,360,074.65	2,882,263.88	2,588,492.90	0.00	3,026.50	2,585,466.40

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	304101173	08/12/22	0.00	0.00	2,585,466.40	0.00	0.00	(3,026.50)	0.00	0.00	2,585,466.40
		12/10/21	0.00	0.00	2,588,492.90	0.00	0.00	2,588,492.90	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,585,466.40	0.00	0.00	2,585,466.40	0.00	0.00	2,585,466.40

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	17,708.33	0.00	0.00	20,452.58	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	695.33	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	20,055.83	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,208.33	0.00	0.00	40,508.41	0.00	0.00	695.33	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		62,412.07

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Supplemental Notes
None

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